Financial Instruments and Risk Management - Schedule of Financial Assets (Liabilities) Measured at Fair Value on Recurring Basis (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities	$ 31	$ 26
Total asset derivatives	60	69
Fair value of liabilities	(4)	(39)
Contingent consideration on business acquisitions	(20)	(31)
Total	2,928	1,285
U.S. Treasury Bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities	1,635	679
Equity securities measured at fair value through earnings
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities	31	26
Short-term deposits
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities	1,226	581
Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	2,892	1,286
Quoted Prices in Active Markets for Identical Assets (Level 1) | U.S. Treasury Bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities	1,635	679
Quoted Prices in Active Markets for Identical Assets (Level 1) | Equity securities measured at fair value through earnings
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities	31	26
Quoted Prices in Active Markets for Identical Assets (Level 1) | Short-term deposits
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities	1,226	581
Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	56	30
Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration on business acquisitions	(20)	(31)
Total	(20)	(31)
Designated as hedging instrument
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total asset derivatives	55	60
Fair value of liabilities	(2)	(36)
Designated as hedging instrument | Cash flow hedging
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total asset derivatives	55	60
Fair value of liabilities	(2)	(36)
Designated as hedging instrument | Significant Other Observable Inputs (Level 2) | Cash flow hedging
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total asset derivatives	55	60
Fair value of liabilities	(2)	(36)
Not designated as hedging instrument
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total asset derivatives	5	9
Fair value of liabilities	(2)	(3)
Not designated as hedging instrument | Cash flow hedging
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total asset derivatives	5	9
Fair value of liabilities	(2)	(3)
Not designated as hedging instrument | Significant Other Observable Inputs (Level 2) | Cash flow hedging
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total asset derivatives	5	9
Fair value of liabilities	$ (2)	$ (3)